Document And Entity Information	4 Months Ended
Dec. 31, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Revolution Acceleration Acquisition Corp
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Central Index Key	0001824734
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE